Income taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Provision for doubtful receivables	¥ 10,997	¥ 16,451
Net operating loss carry forwards	130,212	201,258
Advertising expenses in excess of deduction limit	214,238	241,333
Total deferred tax assets	355,447	459,042
Less: Valuation allowance	(343,590)	(458,433)
Total deferred tax assets, net	11,857	609
Deferred tax liabilities
Acquired intangible assets	319,219	373,810
Total deferred tax liabilities	¥ 319,219	¥ 373,810